Revenue from contracts with customers (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Deferred revenue			$ (23,484)	$ (14,254)
Charter Hire Received In Advance [Member]
Finite-Lived Intangible Assets [Line Items]
Unearned Revenue			11,082		$ 23,151
Charter Agreements With Varying Rates [Member]
Finite-Lived Intangible Assets [Line Items]
Deferred revenue			2,844		$ 14,259
Voyage charters and contracts of affreightment [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 38,230	$ 67,525	81,289	135,285
Time Charter Hire Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Operating Lease, Lease Income	$ 155,079	$ 146,530	$ 309,071	$ 280,359